Taxation - Summary of Reconciliation of Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes paid (refund) [abstract]
Applicable tax rate	24.00%	25.00%	25.00%
Differences between computed rate of tax and effective tax rate due to:
Incentive tax credits	(2.00%)	(2.00%)	(2.00%)
Withholding tax on dividends	2.00%	3.00%	2.00%
Expenses not deductible for tax purposes	1.00%	2.00%	1.00%
Irrecoverable withholding tax	1.00%	1.00%	1.00%
Income tax reserve adjustments – current and prior year	0.00%	0.00%	(1.00%)
Impact of disposals	3.00%	1.00%	(2.00%)
Others	0.00%	(1.00%)	0.00%
Effective tax rate	29.00%	29.00%	24.00%